CONSOLIDATED STATEMENTS OF EQUITY - USD ($) shares in Millions, $ in Millions	Total	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest in Subsidiaries
Balance at the beginning of the period (shares) at Dec. 31, 2018		106
Balance at the beginning of the period at Dec. 31, 2018	$ 855	$ 0	$ 1,316	$ (96)	$ (373)	$ 8
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(170)			(175)		5
Other comprehensive (loss) income	(12)				(12)
Dividends paid to noncontrolling interests	(6)					(6)
Activity related to stock plans (shares)		1
Activity related to stock plans	6		6
Balance at the end of the period (shares) at Dec. 31, 2019		107
Balance at the end of the period at Dec. 31, 2019	673	$ 0	1,322	(271)	(385)	7
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(105)			(112)		7
Other comprehensive (loss) income	56				56
Dividends paid to noncontrolling interests	(8)					(8)
Activity related to stock plans (shares)		0
Activity related to stock plans	8		8
Balance at the end of the period (shares) at Dec. 31, 2020		107
Balance at the end of the period at Dec. 31, 2020	624	$ 0	1,330	(383)	(329)	6
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(74)			(77)		3
Other comprehensive (loss) income	15				15
Dividends paid to noncontrolling interests	(4)					(4)
Activity related to stock plans	7		7
Balance at the end of the period (shares) at Dec. 31, 2021		107
Balance at the end of the period at Dec. 31, 2021	$ 568	$ 0	$ 1,337	$ (460)	$ (314)	$ 5